CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
CAPITAL STRUCTURE

13.	CAPITAL STRUCTURE
Treasury Shares
Melco Resorts’ treasury shares represent new shares issued by Melco Resorts and the shares repurchased by Melco Resorts under the respective share repurchase programs. The treasury shares are mainly held by the depositary bank to facilitate the administration and operations of Melco Resorts’ share incentive plans, and are to be delivered to the directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.
No ordinary shares were issued by Melco

Resorts
to its depositary bank for future vesting of restricted shares and exercise of share options during the years ended December 31, 2025, 2024 and 2023. Melco
Resorts
issued
9,676,248
, 10,006,209 and 16,254,282 ordinary shares upon vesting of restricted shares; and
276,588, nil
 and 82,242 ordinary shares upon exercise of share options during the years ended December 31, 2025, 2024 and 2023, respectively.

On June 3, 2024, the Board of Directors of Melco Resorts authorized the repurchase of Melco Resorts’ ordinary shares and/or ADSs of up to an aggregate of $
500,000
over a
three-year
period which commenced on
June 3, 2024
and will expire on
June 3, 2027
under a share repurchase program (the “2024 Share Repurchase Program”) and replaced the previous share repurchase program which had expired. Purchases under the 2024 Share
Repurchase Program may be made from time to time on the open market at prevailing market prices, including pursuant to a trading plan in accordance with Rule
10b-18
and/or Rule
10b5-1
of the U.S. Securities Exchange Act, and/or in privately-negotiated transactions. The timing of the purchases and the amount of shares and/or ADSs purchased will be determined by
Melco Resorts’
management based on its evaluation of market conditions, trading prices, applicable securities laws and other factors. The 2024 Share Repurchase Program may be suspended, modified or terminated at any time, and Melco Resorts has no obligation to repurchase any amounts under the program.
During the year ended December 31, 2025, 32,345,223 ADSs, equivalent to 97,035,669 ordinary shares were repurchased under the 2024 Share Repurchase Program, of which no ordinary shares repurchased were retired. During the year ended December 31, 2024, 20,712,895 ADSs, equivalent to 62,138,685 ordinary shares were repurchased under the 2024 Share Repurchase Program, of which 53,138,685 ordinary shares repurchased were retired.
On March 8, 2023, Melco Resorts, Melco International and Melco Leisure and Entertainment Group Limited (“Melco Leisure”), a subsidiary of Melco International, entered into a share repurchase agreement, pursuant to which Melco Resorts agreed to repurchase
40,373,076 ordinary shares of Melco
Resorts

from Melco Leisure (the “2023 Share Repurchase”). On March 10, 2023, the 2023 Share Repurchase was completed for an aggregate consideration of $169,836, which represents an average price of $4.2067 per share or $12.62 per ADS and 40,373,076 ordinary shares of Melco
Resorts

repurchased from Melco Leisure were retired on the same date (the “2023 Share Retirement”). Other than the 2023 Share Repurchase and the 2023 Share Retirement as described above, no ordinary shares were repurchased and retired during the year ended December 31, 2023.
As of December 31, 2
0
25 and 2024, Melco
Resorts
had
1,351,540,382
and 1,351,540,382 issued ordinary shares; and
179,484,916
and 92,402,083 treasury shares, with
1,172,055,466
and 1,259,138,299 ordinary shares outstanding,
respectively.